STOCKHOLDERS' EQUITY - SCHEDULE OF COMMON STOCK SHARES RESERVED FOR ON AND AS-CONVERTED BASIS, FOR FUTURE ISSUANCE (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Sale of Stock
Common stock reserved for future issuance	7,097,427	6,291,927
Common Stock
Sale of Stock
Common stock reserved for future issuance	3,714,104	5,230,344
Stock options
Sale of Stock
Common stock reserved for future issuance	2,982,105	604,363
Unvested restricted stock units
Sale of Stock
Common stock reserved for future issuance		21,968
Employee stock purchase plan awards
Sale of Stock
Common stock reserved for future issuance	401,218	435,252